Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, balance at beginning of period	$ 3,301,439	$ 3,301,439
Impairment of goodwill
Goodwill, balance at end of period	$ 3,301,439	$ 3,301,439